DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers Semiconductor Select Equity ETF

February 29, 2024 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.8%
Electronic Components - 0.8%
Kyocera Corp.
(Cost $48,481)	3,584	$52,789

Electronic Manufacturing Services - 2.2%
Fabrinet*	97	20,910
TE Connectivity Ltd.	836	120,016

(Cost $134,157)		140,926

Industrial Machinery & Supplies - 0.6%
VAT Group AG, 144A
(Cost $28,730)	71	35,704

Semiconductor Materials & Equipment - 32.4%
Advantest Corp.	1,954	90,213
Applied Materials, Inc.	1,635	329,649
ASM International NV	123	75,031
ASML Holding NV	343	323,110
BE Semiconductor Industries NV	204	36,900
Disco Corp.	237	76,419
Enphase Energy, Inc.*	356	45,215
Entegris, Inc.	396	53,207
KLA Corp.	365	249,039
Lam Research Corp.	327	306,808
Lasertec Corp.	209	55,786
MKS Instruments, Inc.	164	20,133
Onto Innovation, Inc.*	130	23,941
SCREEN Holdings Co. Ltd.	248	31,043
Teradyne, Inc.	415	42,990
Tokyo Electron Ltd.	1,204	296,596

(Cost $1,449,979)		2,056,080

Semiconductors - 63.8%
Advanced Micro Devices, Inc.*	1,649	317,482
Alchip Technologies Ltd.	188	24,623
Analog Devices, Inc.	1,300	249,366
ASE Technology Holding Co. Ltd., ADR	100	974
ASE Technology Holding Co. Ltd.	9,662	42,488
Broadcom, Inc.	227	295,211
First Solar, Inc.*	271	41,704
Infineon Technologies AG	3,476	124,489
Intel Corp.	5,159	222,095
Lattice Semiconductor Corp.*	360	27,580
Marvell Technology, Inc.	2,285	163,743
MediaTek, Inc.	4,032	145,414
Microchip Technology, Inc.	1,428	120,152
Micron Technology, Inc.	2,910	263,675
Monolithic Power Systems, Inc.	123	88,565
Novatek Microelectronics Corp.	1,488	28,292
NVIDIA Corp.	451	356,795
NXP Semiconductors NV	692	172,813
ON Semiconductor Corp.*	1,149	90,679
Qorvo, Inc.*	264	30,241
QUALCOMM, Inc.	1,758	277,395
Rambus, Inc.*	289	17,120
Realtek Semiconductor Corp.	1,196	21,529
Renesas Electronics Corp.	3,457	56,693
Rohm Co. Ltd.	940	15,968
SK Hynix, Inc.	1,434	168,212
Skyworks Solutions, Inc.	425	44,591
STMicroelectronics NV	1,737	78,430
Taiwan Semiconductor Manufacturing Co. Ltd.	12,829	280,043
Texas Instruments, Inc.	1,463	244,804
United Microelectronics Corp.	31,000	47,908

(Cost $3,358,361)		4,059,074

TOTAL COMMON STOCKS (Cost $5,019,708)		6,344,573

EXCHANGE-TRADED FUNDS - 0.1%
Invesco PHLX Semiconductor ETF
(Cost $5,363)	165	6,151

CASH EQUIVALENTS - 0.0%
DWS Government Money Market Series “Institutional Shares”, 5.28%(a)
(Cost $451)	451	451

TOTAL INVESTMENTS - 99.9% (Cost $5,025,522)		$6,351,175
Other assets and liabilities, net - 0.1%		6,738

NET ASSETS - 100.0%		$6,357,913

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 29, 2024 is as follows:

Value ($) at 7/13/2023 (Commencement of Operations)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/29/2024	Value ($) at 2/29/2024
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 5.28%(a)
—	298,477	(298,026)	—	—	78	—	451	451

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

ADR:	American Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2024 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$6,344,573	$—	$—	$6,344,573
Exchange-Traded Funds	6,151	—	—	6,151
Short-Term Investments(a)	451	—	—	451

TOTAL	$6,351,175	$—	$—	$6,351,175

(a)	See Schedule of Investments for additional detailed categorizations.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

CHPS-PH3

R-089711-1 (5/24) DBX005195 (5/24)